SEGMENT INFORMATION (Details)	12 Months Ended
	Dec. 31, 2017 USD ($) segment	Dec. 31, 2016 USD ($)	Dec. 31, 2015 USD ($)
Segment information by geographical area
Number of business segments | segment	1
Revenue	$ 5,389,014	$ 9,512,796	$ 9,929,940
United States
Segment information by geographical area
Revenue	466,471	4,832,977	4,932,791
Europe
Segment information by geographical area
Revenue	4,393,303	4,251,260	4,831,678
Rest of the world
Segment information by geographical area
Revenue	$ 529,240	$ 428,559	$ 165,471
Major customer one
Segment information by geographical area
Percentage of entity's revenue	57.00%	36.00%	30.00%
Major customer two
Segment information by geographical area
Percentage of entity's revenue	9.00%	32.00%	29.00%
Major customer three
Segment information by geographical area
Percentage of entity's revenue	6.00%	15.00%	18.00%
Major customer four
Segment information by geographical area
Percentage of entity's revenue	6.00%		10.00%